Correction to Consolidated Balance (Parenthetical) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Apr. 27, 2013	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011
Redeemable Preferred Shares, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Redeemable Preferred Shares, shares authorized	5,000	5,000	5,000	5,000	5,000	5,000	5,000
Redeemable Preferred Shares, shares issued	204	204	204	204	204	204	204
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000	300,000	300,000	300,000	300,000	300,000	300,000	300,000	300,000
Common stock, shares issued	92,784	91,376	91,376	91,376	91,376	90,928	90,856	90,641	90,465
Treasury stock, Shares	34,078	33,722	33,722	33,722	33,722	33,537	33,527	33,453	33,410